Revenue and other operating income (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of revenue sources

(in thousands of USD)	2025
	Marine							H2 Infra	H2 Industry	Less: Eliminations	Total
	Euronav	Bocimar	Delphis	Bochem	Windcat	Port vessels	Total

Pool Revenue	131,397	—	—	16,636	—	—	148,033	—	—	—	148,033
Spot Voyages	202,705	618,956	—	—	—	—	821,661	—	—	—	821,661
Revenue from contracts with customers	334,102	618,956	—	16,636	—	—	969,694	—	—	—	969,694
Time Charters	234,086	323,648	43,564	32,289	60,992	1,846	696,425	—	—	(39)	696,386
Total revenue	568,188	942,604	43,564	48,925	60,992	1,846	1,666,119	—	—	(39)	1,666,080

Other operating income	37,177	739	—	130	—	3,836	41,882	236	17,300	(29,662)	29,756

(in thousands of USD)	2024
	Marine							H2 Infra	H2 Industry	Less: Eliminations	Total
	Euronav	Bocimar	Delphis	Bochem	Windcat	Port vessels	Total

Pool Revenue	186,363	—	—	18,864	—	—	205,227	—	—	—	205,227
Spot Voyages	378,792	98,428	—	—	237	(28)	477,429	—	—	(3)	477,426
Revenue from contracts with customers	565,155	98,428	—	18,864	237	(28)	682,656	—	—	(3)	682,653
Time Charters	177,187	—	26,513	13,336	39,431	1,526	257,993	—	—	(400)	257,593
Total revenue	742,342	98,428	26,513	32,200	39,668	1,498	940,649	—	—	(403)	940,246

Other operating income	49,510	—	—	—	17	1,615	51,142	389	11,424	(12,295)	50,660

(in thousands of USD)	2023
	Marine	Less: Eliminations	Total
	Euronav

Pool Revenue	639,778	—	639,778
Spot Voyages	434,436	—	434,436
Revenue from contracts with customers	1,074,214	—	1,074,214
Time Charters	160,913	—	160,913
Total revenue	1,235,127	—	1,235,127

Other operating income	23,316	—	23,316

Schedule of lease and non-lease components of revenue	The following table summarizes the lease and non-lease components of the revenue from time charter-out during the years ended December 31, 2025, 2024 and 2023.

(in thousands of USD)	2025	2024	2023
Lease component of revenue from time charter-out	484,093	188,404	122,818
Non-lease component of revenue from time charter-out	212,293	69,189	38,095
Total time charter income	696,386	257,593	160,913